Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2024 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	21,523	Ps.	(2,166)	Ps.	19,357

Liabilities for assets in lease long term		21,401		(717)		20,684
Total liabilities for leased assets	Ps.	42,924	Ps.	(2,883)	Ps.	40,041